S000001575 [Member] Performance Management - Aggressive Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Past Does Not Indicate Future [Text]	Past performance, both before-tax and after-tax, is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period.
Performance Additional Market Index [Text]	The second benchmark in the table is the Fund's secondary benchmark. Beginning September 25, 2025, the Aggressive Strategy Linked Composite Index represents the returns of a composite index comprised of 50% Russell 3000® Index, 27% MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings), 4% FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings), 15% Bloomberg U.S. Aggregate Bond Index and 4% ICE BofA US High Yield Index. This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.
Bar Chart Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

Bar Chart [Heading]	Class S Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly Return: 15.36% (4Q/20) Lowest Quarterly Return: (20.65)% (1Q/20)
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Narrative
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark. Beginning September 25, 2025, the Aggressive Strategy Linked Composite Index represents the returns of a composite index comprised of 50% Russell 3000® Index, 27% MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings), 4% FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings), 15% Bloomberg U.S. Aggregate Bond Index and 4% ICE BofA US High Yield Index. This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.  RIM assesses the Fund’s performance relative to its secondary benchmark. For information regarding the composition of the Aggressive Strategy Linked Composite Index prior to September 25, 2025, see the Performance Notes section in the Fund's Prospectus.
After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.
Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Closing [Text Block]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Availability Website Address [Text]	https://russellinvestments.com
Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	15.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(20.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020